Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
Income Taxes
Income tax expense consists of:

	For the Year
	2012	2011	2010
	(In thousands)
Current tax provision:
U.S. Federal	$(11,834)	$(27,442)	$(7,582)
State and other	(2,171)	(3,013)	(1,252)
	(14,005)	(30,455)	(8,834)
Deferred tax provision:
U.S. Federal	4,910	26,264	6,084
State and other	1,079	1,170	280
	5,989	27,434	6,364
Income tax expense	$(8,016)	$(3,021)	$(2,470)

A reconciliation of the federal statutory rate to the effective income tax rate on continuing operations follows:

	For the Year
	2012	2011	2010
Federal statutory rate	35%	35%	35%
State, net of federal benefit	5	10	8
State rate change due to acquisition	(2)	—	—
Acquisition costs	4	—	—
Noncontrolling interests	(7)	(6)	(3)
Charitable contributions	—	(6)	(5)
Compensation	—	—	3
Oil and natural gas percentage depletion	(5)	(8)	(10)
Other	1	—	2
Effective tax rate	31%	25%	30%

Our effective tax rate includes a two percent non-cash benefit associated with state deferred tax rate changes due to operating in additional states following the acquisition of Credo.
Significant components of deferred taxes are:

	At Year-End
	2012	2011
	(In thousands)
Deferred Tax Assets:
Real estate	$74,946	$74,970
Employee benefits	15,323	11,284
Net operating loss carryforwards	11,897	—
Income producing properties	3,209	—
Oil and natural gas percentage depletion carryforwards	3,193	—
Accruals not deductible until paid	1,608	1,113
Gross deferred tax assets	110,176	87,367
Valuation allowance	(643)	—
Deferred tax asset net of valuation allowance	109,533	87,367
Deferred Tax Liabilities:
Oil and natural gas properties	(44,631)	—
Undeveloped land	(8,345)	(8,479)
Income producing properties	—	(4,093)
Timber	(1,809)	(1,853)
Gross deferred tax liabilities	(54,785)	(14,425)
Net Deferred Tax Asset	$54,748	$72,942

At year-end 2012, we had federal and state net operating loss carryforwards of approximately $31,000,000 primarily as a result of our acquisition of Credo at third quarter-end 2012. If not utilized, these carryforwards will expire in the years 2030 through 2032 for federal purposes and 2013 through 2032 for state purposes. We had approximately $8,800,000 of oil and natural gas percentage depletion carryforwards that also were a result of our acquisition of Credo. These carryforwards do not expire.
We have not provided a valuation allowance for our federal deferred tax asset because we believe it is likely it will be recoverable in future periods. We have provided a valuation allowance for some of our state net operating loss carryforwards. Our deferred tax liability on oil and natural gas properties is related to our acquisition of Credo in 2012 and is primarily related to the excess of fair value allocated to oil and natural gas properties at closing over the carry-over tax basis received at our estimated effective tax rate. Goodwill associated with our acquisition of Credo is not deductible for income tax purposes.
Prior to our spin-off, we were included in Temple-Inland’s consolidated income tax returns. In conjunction with our spin-off we entered into an agreement with Temple-Inland whereby we agreed to indemnify Temple-Inland for any adjustments related to our tax positions reported in their pre-spin income tax returns. With few exceptions, we are no longer subject to U.S. federal or state income tax examinations by tax authorities for years prior to 2006. In 2009, Temple-Inland informed us that the IRS began an examination of its 2007 and 2006 federal income tax returns. The finalization of this examination in still in process as of year-end 2012 but we were informed that the IRS has not proposed any adjustments affecting our reported tax positions.
We file income tax returns in the U.S. federal jurisdiction and in various state jurisdictions. In 2011, the Internal Revenue Service (IRS) completed its examination of our 2008 and 2007 (one day of operations) federal income tax returns. No changes were made to these returns as a result of the examination.
We have entered into a settlement agreement with the IRS regarding the audit of the Credo pre-acquisition years of 2010, 2009 and 2008 with no taxes paid as result of the settlement. State tax returns remain subject to examination for the Credo pre-acquisition years of 2008 through 2011.
A reconciliation of the beginning and ending amount of tax benefits not recognized for book purposes is as follows:

	At Year-End
	2012	2011	2010
	(In thousands)
Balance at beginning of year	$5,831	$7,394	$7,441
Reductions for tax positions of prior years	—	(1,563)	(47)
Balance at end of year	$5,831	$5,831	$7,394

At year-end 2012 and 2011, there were $5,831,000 and at year-end 2010 there were $6,019,000 of tax benefits not recognized for book purposes that would affect the annual effective tax rate, if recognized.
We recognize interest accrued related to unrecognized tax benefits in income tax expense. In 2012, 2011 and 2010, we recognized approximately $152,000, $41,000 and $133,000 in interest expense. At year-end 2012, 2011 and 2010, we have $420,000, $269,000 and $229,000 of accrued interest and no penalties.
It is reasonably possible that unrecognized tax benefits affecting our effective tax rate will decrease by $5,831,000 during the next twelve months as a result of the expiration of the statute of limitations.